EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Concession oz	Dec. 31, 2019 USD ($) Concession oz	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Feb. 28, 2019 CAD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)
Exploration And Evaluation Assets And Expenditures [Line Items]
Purchase of exploration and evaluation assets	$ 692,591		$ 3,303,260
Impairment			292,336
Las Chispas, Sonora, Mexico [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Purchase of exploration and evaluation assets	$ 603,810	$ 455,000	3,654,045	$ 2,803,097
Mineral property interest option, consideration		$ 4,003,097
Number of concessions | Concession	28	28
Impairment			$ 0
Las Chispas, Sonora, Mexico [Member] | 25 of the mining concessions [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Net smelter return royalty	2.00%	2.00%
Purchase of exploration and evaluation assets		$ 455,000		$ 2,771,400
Mineral property interest option, consideration		$ 3,821,400
Mineral property interest		100.00%
Number of concessions | Concession	25	25
Shares issued for mineral property | shares			236,750	236,750
Shares issued for mineral property amount			$ 682,992
Minimum processing grade applicable to net smelter royalty, in ounces per tonne of silver | oz	40	40
Minimum processing grade applicable to net smelter royalty, in ounces per tonne of gold | oz	0.5	0.5
Las Chispas, Sonora, Mexico [Member] | One mining concession [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Purchase of exploration and evaluation assets		$ 0		$ 5,000
Mineral property interest owned by non-controlling interests		33.00%
Mineral property interest option, consideration		$ 5,000
Mineral property interest		67.00%
Number of concessions | Concession	1	1
Las Chispas, Sonora, Mexico [Member] | Two Of Mining Concessions [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Purchase of exploration and evaluation assets		$ 0		26,697
Mineral property interest option, consideration		$ 176,697		$ 150,000
Mineral property interest		0.00%		100.00%
Number of concessions | Concession	2	2
Guadalupe Property [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Mineral property interest option, consideration					$ 132,704	$ 100,000	$ 126,007	$ 100,000
Discount on the final payment		$ 250,000
Amount received for exercise of option	$ 324,140	250,000
Gain on disposal of Guadalupe property	$ 65,651
Guadalupe Property [Member] | February 28, 2020 [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Mineral property interest option, consideration		$ 300,000
Cruz de Mayo Angel de Plata and Estacion Llano [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Mineral property interest		100.00%
Impairment			$ 292,336